FINANCIAL INSTRUMENTS (Schedule of carrying value and estimated fair value of financial assets and liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial Assets And Liabilities [Line Items]
Available-for-sale debt securities	$ 8,293	$ 9,431
Equity securities	14,512	19,374
Equity securities pledged to creditors	13,032	9,007
Derivatives:
Derivative instrument, long-term assets	3,675	3,406
Carrying value | Fair Value, Measurements, Recurring
Financial Assets And Liabilities [Line Items]
Available-for-sale debt securities	8,293	9,431
Equity securities	1,480	10,367
Equity securities pledged to creditors	13,032	9,007
Derivatives:
Derivative instrument, long-term assets	3,675	3,406
Interest rate/currency swap contracts - short-term payables	(1,714)	(1,572)
Interest rate/currency swaps, long-term payables	(21,357)	(32,712)
Carrying value | Fair Value, Measurements, Recurring | Floating rate NOK bonds due 2023
Financial Assets And Liabilities [Line Items]
Long-term debt	(81,238)	(81,572)
Carrying value | Fair Value, Measurements, Recurring | Floating rate NOK bonds due 2024
Financial Assets And Liabilities [Line Items]
Long-term debt	(80,657)	(80,989)
Carrying value | Fair Value, Measurements, Recurring | Floating rate NOK bonds due 2025
Financial Assets And Liabilities [Line Items]
Long-term debt	(62,669)	(62,927)
Carrying value | Fair Value, Measurements, Recurring | 5.75% senior unsecured convertible notes due 2021
Financial Assets And Liabilities [Line Items]
Long-term debt	(146,919)	(212,230)
Carrying value | Fair Value, Measurements, Recurring | 4.875% senior unsecured convertible notes due 2023
Financial Assets And Liabilities [Line Items]
Long-term debt	(137,900)	(139,900)
Carrying value | Fair Value, Measurements, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Financial Assets And Liabilities [Line Items]
Long-term debt	(150,000)	0
Fair value | Fair Value, Measurements, Recurring
Financial Assets And Liabilities [Line Items]
Available-for-sale debt securities	8,293	9,431
Equity securities	1,480	10,367
Equity securities pledged to creditors	13,032	9,007
Derivatives:
Derivative instrument, long-term assets	3,675	3,406
Interest rate/currency swap contracts - short-term payables	(1,714)	(1,572)
Interest rate/currency swaps, long-term payables	(21,357)	(32,712)
Fair value | Fair Value, Measurements, Recurring | Floating rate NOK bonds due 2023
Financial Assets And Liabilities [Line Items]
Long-term debt	(80,831)	(78,513)
Fair value | Fair Value, Measurements, Recurring | Floating rate NOK bonds due 2024
Financial Assets And Liabilities [Line Items]
Long-term debt	(80,052)	(76,940)
Fair value | Fair Value, Measurements, Recurring | Floating rate NOK bonds due 2025
Financial Assets And Liabilities [Line Items]
Long-term debt	(60,632)	(57,421)
Fair value | Fair Value, Measurements, Recurring | 5.75% senior unsecured convertible notes due 2021
Financial Assets And Liabilities [Line Items]
Long-term debt	(145,450)	(199,496)
Fair value | Fair Value, Measurements, Recurring | 4.875% senior unsecured convertible notes due 2023
Financial Assets And Liabilities [Line Items]
Long-term debt	(137,470)	(123,112)
Fair value | Fair Value, Measurements, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Financial Assets And Liabilities [Line Items]
Long-term debt	$ (151,125)	$ 0